Equity - Reserves - Schedule of Movements in Class of Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance	$ (2,235,356)	$ (2,144,914)	$ (1,729,485)
Re-measurement of defined benefit plans	(2,258)	17,860	6,267
Re-allocation between accumulated losses and foreign currency reserve		(108,302)	(332,597)
Translation adjustment due to change in presentation currency	880,409		(89,099)
Ending Balance	(1,357,205)	(2,235,356)	(2,144,914)
Re-measurement of defined benefit plans reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(72,826)	(90,686)	(96,953)
Re-measurement of defined benefit plans	(2,258)	17,860	6,267
Re-allocation between accumulated losses and foreign currency reserve
Translation adjustment due to change in presentation currency
Ending Balance	(75,084)	(72,826)	(90,686)
Foreign currency reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(2,162,530)	(2,054,228)	(1,632,532)
Re-measurement of defined benefit plans
Re-allocation between accumulated losses and foreign currency reserve		(108,302)	(332,597)
Translation adjustment due to change in presentation currency	880,409		(89,099)
Ending Balance	$ (1,282,121)	$ (2,162,530)	$ (2,054,228)